STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			97 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Statements Of Operations
Revenue
Expenses
Consulting Fees		16,580		302,757
Data acquisition cost				19,300
Director and management fees - related party (Note 7)		15,000	445,000	879,583
General and administrative	25,615	26,928	44,859	677,499
General and administrative - related party (Note 7)	8,416	11,296	10,736	105,807
General and administrative - stock-based compensation		7,650	9,963	4,325,999
Litigation expenses				711,444
Travel	3,731	27,177	15,811	330,562
Total Expenses	37,762	104,631	526,369	7,352,951
Operating Loss	(37,762)	(104,631)	(526,369)	(7,352,951)
Other income and expenses
Other income		5,000		275,000
Interest income				53,004
Net loss	$ (37,762)	$ (99,631)	$ (526,369)	$ (7,024,947)
Net income (loss) per common share (Note 5) - basic and fully diluted	$ 0	$ 0	$ (0.02)
Weighted average number of common (Note 5) shares outstanding - basic and fully diluted	34,548,368	32,010,663	25,948,368